Note 22 - Financial Liabilities at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2018
Financial Liabilities at Fair Value Through Profit or Loss Abstract
Disclosure of Financial Liabilities at Fair Value Through Profit or Loss

22. Financial liabilities at fair value through profit or loss

22.1. Derivatives

	December 31, 2018	December 31, 2017	January 1, 2017
Foreign Currency Forwards	889,731	203,218	9,342
Interest Rate Swaps	487,528	136,035	98,088
TOTAL	1,377,259	339,253	107,430

22.2. Trading liabilities

December 31, 2018
Short sold positions	692,270
TOTAL	692,270